Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Cybersecurity has become a strategic pillar for safeguarding and ensuring our resilience in an increasingly digital and complex global environment. We face constantly evolving threats, driven by the rise of sophisticated attacks and the adoption of emerging technologies such as artificial intelligence and post-quantum cryptography. In response, we have reinforced our defense capabilities through initiatives that span process automation, the consolidation of protection platforms, advanced identity and access management, and ongoing enhancements in service observability and availability.

Processes for assessing, identifying, and managing material risks from cybersecurity threats
We seek to enhance our Information Security Management System (ISMS) to proactively prevent, identify, and address cybersecurity risks. The ISMS includes a robust framework of policies, standards, controls, baselines, manuals, methodologies, and governance models, aligned with ISO 27001, NIST CSF 2.0, and COBIT. Furthermore, we leverage other specialized technical frameworks, including the Center for Internet Security (CIS) for infrastructure security and the Open Web Application Security Project (OWASP) for secure development, Application Programming Interface (API) security, and related areas.

We have established policies, procedures, and controls to protect our operations against cybersecurity threats. Roles and responsibilities have been defined for both employees and third-party providers, and we have implemented processes designed to detect, prevent, and mitigate any potential exposure of our information, people, processes, technology, or physical infrastructure to cyberattacks. These policies address risks from both internal and external sources, with the goal of ensuring the security of our data and other critical components of our operations. We further mitigate external risks by ensuring that our third-party vendors comply with our established security protocols and by maintaining oversight through regular assessments of their cybersecurity posture

We also have a process to identify, evaluate and manage the material risks of cybersecurity threats, which we consider to be part of our overall risk management cycle. When a cybersecurity incident is detected, it is quickly escalated so that we can make the necessary tactical and strategic decisions.

We periodically evaluate our cybersecurity procedures, controls, and overall maturity. For 2025, we worked with the same provider that performed the 2024 assessment to review progress on addressing previously reported findings, verify the effective closure of completed items, and assess the relevance of action plans that remain in progress. The 2025 analysis demonstrated an improvement in the maturity level of the entities within the Cibest Corporate Group.

During 2025, we improved the cyber resilience strategy for Bancolombia and our Foreign Banks. This strategy strengthens prevention and response mechanisms while enhancing our ability to adapt to emerging cyber threats.

As part of the cyber resilience plan, we established an interdisciplinary team to ensure a comprehensive approach and reduce dependencies, leveraging cybersecurity initiatives that safeguard the continuity of our operations. We modeled several critical scenarios that could compromise essential organizational processes. Additionally, we developed a training program to strengthen employee preparedness.

We have adopted a new methodology for asset identification and classification. This change enables more accurate valuation and tailored protection strategies for each asset, ensuring that information security management remains aligned with our objectives.

Driven by our commitment to organizational efficiency and automation (key enablers for achieving the coverage and agility required in today’s cybersecurity landscape), we are advancing initiatives to automate processes and activities within the cybersecurity environment. These initiatives include deploying artificial intelligence and data analytics capabilities to guide internal users (via chatbots), enhance control verification and vulnerability detection, and refine the criticality assessment model.

The integration of artificial intelligence capabilities has enabled us to automate cybersecurity investigations, reduce false positives, accelerate diagnostics, and proactively identify emerging threats. As a result, our teams can dedicate more time to threat hunting and in-depth analysis. These advances are supported by enhanced AI governance and assurance measures, including alerts and controls designed to ensure the responsible and effective use of these tools.

The identity and access automation initiative has streamlined the access lifecycle for applications across some of our companies. We believe this transformation has significantly reduced residual risk, accelerated permission assignment times and strengthened our internal control environment. These achievements were made possible through integration with the identity governance and administration solution.

In 2025, we implemented a comprehensive series of awareness and training initiatives for all employees and a significant number of external service providers. These initiatives included diverse cybersecurity exercises covering topics such as phishing, ransomware, and enterprise email vulnerabilities, achieving 100% employee participation. Additionally, 99.98% of Bancolombia employees completed mandatory annual online cybersecurity and information security courses, with similar results across other Cibest Group companies. The virtual training platform, Cybersecurity Campus, remains accessible on the intranet, providing continuous learning and certification opportunities for all employees. We held the second edition of our Cybersecurity Marathon, a 32-hour interactive event featuring demonstrations and lectures, with approximately 6,850 employees participating.

To enhance processing capabilities, strengthen network security, and improve the detection and containment of emerging threats across both on‑premises and cloud environments, we implemented adjustments, integrations, and technological upgrades to our perimeter security controls.

In 2026, we will continue to prioritize process automation by seeking to further leverage artificial intelligence and data analytics capabilities, including the evaluation of third parties throughout their lifecycle within the organization.

We will continue to enhance our comprehensive Governance, Risk, and Compliance (GRC) system, designed to strengthen security governance across the technological ecosystem. Built on recognized frameworks and regulations, this system should enable us to more effectively manage security risks, standardize governance across the entire Cibest Corporate Group, ensure compliance with security guidelines for technological and information assets, and accelerate the assessment of cybersecurity maturity levels.

As part of our initiative to protect banking applications on mobile devices, maintaining a balance between security and user experience, we continue to implement different strategies to strengthen threat detection and blocking, as well as prevent unauthorized access. The solution’s configuration and features will continue to be updated as part of an improvement process.

To date, we have not experienced any material cybersecurity incidents. Nevertheless, we recognize the dynamic and constantly evolving nature of the global cyber risk landscape affecting industries and businesses. Depending on their origin and severity, future cybersecurity incidents could potentially have a material impact on our business strategy, operational performance, or financial condition.
For a description of how cybersecurity threats may affect our business strategy or results, see item 3.D. Risk Factors.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We seek to enhance our Information Security Management System (ISMS) to proactively prevent, identify, and address cybersecurity risks. The ISMS includes a robust framework of policies, standards, controls, baselines, manuals, methodologies, and governance models, aligned with ISO 27001, NIST CSF 2.0, and COBIT. Furthermore, we leverage other specialized technical frameworks, including the Center for Internet Security (CIS) for infrastructure security and the Open Web Application Security Project (OWASP) for secure development, Application Programming Interface (API) security, and related areas.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
Board of Directors’ oversight of risks of cybersecurity threats
The Board of Directors, directly or through its committees, establishes and oversees our cybersecurity risk management strategy. On an annual basis, the Board receives reports on cybersecurity management across the Cibest Corporate Group. In this context, the Board evaluates global cybersecurity risk trends and is informed of the most significant cybersecurity incidents.

The Board has an external technology expert, that attends Board and relevant committee meetings when invited, offering independent advice and recommendations. In addition, one member of the Board of Directors is an expert in cybersecurity matters.

The Board has two committees that are involved in overseeing cybersecurity risk:

–The Audit Committee evaluates the programs aimed at preventing cybersecurity risks, for which purpose it shall review in advance the material cybersecurity incidents of Grupo Cibest. In addition, on a semiannual basis, the CISO presents to the Audit Committee an update on the group’s cybersecurity management, including key performance and risk indicators. These reports cover evaluations of information confidentiality, integrity, and availability; identification of cybersecurity threats; assessments of program effectiveness; progress on the maturity model; third-party cybersecurity practices; awareness initiatives; proposed improvements; and a summary of incidents that have affected the Cibest Corporate Group.

–The Risk Committee oversees the methodology, procedures, and tools for cybersecurity risk management, as well as the policies for its proper management. Additionally, it reports to the Board of Directors on the effectiveness of cybersecurity risk management, and reviews cybersecurity breaches and the mitigation measures adopted. Likewise, it periodically analyzes the reports submitted by senior management regarding exposure to cybersecurity risk, as well as material changes in such exposure, compliance with the risk‑tolerance level, and the mitigation and management measures adopted.

In addition, Bancolombia has a standing Technology and Cybersecurity Committee of three (3) members of the Board of Directors, including two (2) independent Directors, among them the Director who is an expert in technology and cybersecurity matters. The Committee’s primary role is to assist Bancolombia´s board in the strategic oversight of technology and cybersecurity matters. It evaluates technological trends that may impact Bancolombia's strategic objectives and approves related adoption and management strategies. Key areas of focus include software development, technological architecture, service availability, IT continuity, and investment performance. The Committee also monitors significant cybersecurity and technology events, providing recommendations to the Bancolombia´s board on measures to prevent and address channel unavailability. Additionally, it reports to the Bancolombia´s board on the effectiveness of cybersecurity risk management, incidents of cybersecurity breaches, and the mitigation measures implemented.

Bancolombia's Technology and Cybersecurity Committee meeting reports are also shared with Grupo Cibest's Board of Directors.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]
The Board has two committees that are involved in overseeing cybersecurity risk:

–The Audit Committee evaluates the programs aimed at preventing cybersecurity risks, for which purpose it shall review in advance the material cybersecurity incidents of Grupo Cibest. In addition, on a semiannual basis, the CISO presents to the Audit Committee an update on the group’s cybersecurity management, including key performance and risk indicators. These reports cover evaluations of information confidentiality, integrity, and availability; identification of cybersecurity threats; assessments of program effectiveness; progress on the maturity model; third-party cybersecurity practices; awareness initiatives; proposed improvements; and a summary of incidents that have affected the Cibest Corporate Group.

–The Risk Committee oversees the methodology, procedures, and tools for cybersecurity risk management, as well as the policies for its proper management. Additionally, it reports to the Board of Directors on the effectiveness of cybersecurity risk management, and reviews cybersecurity breaches and the mitigation measures adopted. Likewise, it periodically analyzes the reports submitted by senior management regarding exposure to cybersecurity risk, as well as material changes in such exposure, compliance with the risk‑tolerance level, and the mitigation and management measures adopted.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
In addition, Bancolombia has a standing Technology and Cybersecurity Committee of three (3) members of the Board of Directors, including two (2) independent Directors, among them the Director who is an expert in technology and cybersecurity matters. The Committee’s primary role is to assist Bancolombia´s board in the strategic oversight of technology and cybersecurity matters. It evaluates technological trends that may impact Bancolombia's strategic objectives and approves related adoption and management strategies. Key areas of focus include software development, technological architecture, service availability, IT continuity, and investment performance. The Committee also monitors significant cybersecurity and technology events, providing recommendations to the Bancolombia´s board on measures to prevent and address channel unavailability. Additionally, it reports to the Bancolombia´s board on the effectiveness of cybersecurity risk management, incidents of cybersecurity breaches, and the mitigation measures implemented.

Bancolombia's Technology and Cybersecurity Committee meeting reports are also shared with Grupo Cibest's Board of Directors.

Cybersecurity Risk Role of Management [Text Block]
Management’s role and expertise in assessing and managing cybersecurity risks
Our management is responsible for identifying, evaluating, and addressing cybersecurity risks. This includes establishing processes to monitor potential exposures, implementing effective mitigation measures, and maintaining robust cybersecurity programs.The CISO, who reports to the Vice President of Customer and Employee Services, and dedicated personnel on his team are certified and experienced information systems security professionals and information security managers.Grupo Cibest’s CEO and senior management receive monthly reports on cybersecurity achievements, including metrics on monthly expected loss compliance, fraud management and the availability of components, as well as new initiatives, controls, integration and alerts.
We have two management committees involved in managing cybersecurity risks: The Corporate Cybersecurity Committee is responsible for approving and promoting cybersecurity and information security policies, strategies, and projects. It oversees compliance with the strategic plan, prioritizes initiatives and budget allocation, monitors significant changes in cybersecurity risks, and fosters a culture of information security within Cibest Corporate Group. The committee meets quarterly and includes Grupo Cibest's Risk Vicepresident, Bancolombia's Vice Presidents of Customer and Employee Services and Human Resources, as well as the Vice Presidents of Services for Bancolombia, Banistmo, Bancoagrícola,
Bam and Nequi. Meetings are led by the CISO, who participates as a permanent invitee. While the committee’s responsibilities align with those of the Cybersecurity and Information Security Committee, its decisions have a regional scope, impacting other companies within Cibest Corporate Group and tailoring specific initiatives to each bank.The Cybersecurity and Information Security Committee approves and promotes policies, standards, strategies and crucial projects, in addition to making decisions on associated controls. It periodically evaluates strategic and tactical compliance plans, reviewing, approving and prioritizing initiatives or decisions. The Committee meets monthly, and its members are Grupo Cibest's CRO, Bancolombia’s Vice President of Corporate Services, Vice President of Customer and Employee Services, and the Vice Presidents of Human Resources, Technology Services and Product Environment. The CISO, who has over 27 years of experience in Technology and Cybersecurity, is a permanent invitee of the Committee.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	We have two management committees involved in managing cybersecurity risks: The Corporate Cybersecurity Committee is responsible for approving and promoting cybersecurity and information security policies, strategies, and projects. It oversees compliance with the strategic plan, prioritizes initiatives and budget allocation, monitors significant changes in cybersecurity risks, and fosters a culture of information security within Cibest Corporate Group.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The CISO, who has over 27 years of experience in Technology and Cybersecurity, is a permanent invitee of the Committee.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The committee meets quarterly and includes Grupo Cibest's Risk Vicepresident, Bancolombia's Vice Presidents of Customer and Employee Services and Human Resources, as well as the Vice Presidents of Services for Bancolombia, Banistmo, Bancoagrícola, Bam and Nequi. Meetings are led by the CISO, who participates as a permanent invitee. While the committee’s responsibilities align with those of the Cybersecurity and Information Security Committee, its decisions have a regional scope, impacting other companies within Cibest Corporate Group and tailoring specific initiatives to each bank.The Cybersecurity and Information Security Committee approves and promotes policies, standards, strategies and crucial projects, in addition to making decisions on associated controls. It periodically evaluates strategic and tactical compliance plans, reviewing, approving and prioritizing initiatives or decisions. The Committee meets monthly, and its members are Grupo Cibest's CRO, Bancolombia’s Vice President of Corporate Services, Vice President of Customer and Employee Services, and the Vice Presidents of Human Resources, Technology Services and Product Environment.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true